Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2025
Registrant Name	dei_EntityRegistrantName	VIRTUS INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000867297
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2026
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	May 21, 2026
Virtus Zevenbergen Technology Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAGTX
Virtus Zevenbergen Technology Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCGTX
Virtus Zevenbergen Technology Fund | Institutional Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGTX
Virtus Zevenbergen Technology Fund | R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRRJX